Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Letters of credit	$ 7,993,798	$ 7,335,896
Insurance contract liabilities		9,039,158
Letter of guarantee	$ 318,780	307,936
Decription of operating lease contracts	The Group has entered into operating leases contracts for its offices in the United Kingdom and the United Arab of Emirates and Malaysia, with lease obligations between one and seven years.
Payment of litigation	$ 5,700,000
Litigation amount recover from reinsurers	6,900,000
Premiums paid to reinsurers	33,200,000
Claims paid by reinsurers	11,352,958	$ (973,363)	$ (43,526,311)
Claims due from reinsurers	$ 6,900,000